Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2010 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2010 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.42%)
Since Inception	(5.95%)
Fidelity Freedom Blend 2010 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.86%)
Since Inception	(7.87%)
Fidelity Freedom Blend 2010 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.58%)
Since Inception	(4.89%)
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(6.96%)	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	(5.30%)	[1]

[1]	AFrom April 6, 2021.